United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/2011

Date of Reporting Period: 09/30/2011

Item 1. Reports to Stockholders

Annual Shareholder Report
September 30, 2011

Share Class	Ticker
Institutional	FGFIX
Service*	FGFSX

*formerly, Institutional Service Shares

Federated Mortgage Fund

A Portfolio of Federated Total Return Series, Inc.

Management's Discussion of Fund Performance (unaudited)

The Fund's total return, based on net asset value, for the 12-month reporting period ended September 30, 2011, was 4.39% for the Institutional Shares and 4.08% for the Service Shares. The total return of the Barclays Capital Mortgage-Backed Securities Index (BCMBS or benchmark),1 a broad-based securities market index, was 5.56% over the same period. The Fund's total return reflected actual cash flows, transaction costs and other expenses not reflected in the total return of the BCMBS.

During the 12-month reporting period, the Fund's investment strategy focused on interest rate strategy and sector allocation as the primary factors impacting performance relative to the BCMBS.

For purposes of the following, the discussion will focus on the performance of the Fund's Institutional Shares. The Institutional Shares' total return consisted of 4.29% taxable dividends and 0.10% appreciation in the net asset value of the Fund shares.

MARKET OVERVIEW

Economic performance was impacted by a wide variety of factors including U.S. economic stimulus programs, Middle Eastern political turmoil and continued European fiscal and financial system problems.

Federal Reserve monetary policy remained historically accommodative with the federal funds at a range of 0.00% -0.25% while further stimulus was applied in the form of Quantitative Easing II's $600 billion Treasury security purchase program, which concluded June 2011. Payroll taxes were also reduced by 200 basis points in an attempt to increase consumer spending. Despite these efforts, economic growth remained tepid as uncertainty remained the one constant.

Middle Eastern countries experienced strife and revolution which became known as the “Arab Spring.” Protests and demonstrations resulted in leadership and policy changes throughout the region. Accompanying the protests was uncertainty and concern for both political stability and energy resources which fuel economies across the globe. The natural and man-made disasters in Japan exacted a massive, tragic human toll as well as disrupting many integrated production chains throughout the world. And Europe continued to be roiled by financial challenges. While headlines centered on Greece, the problems were more widespread and ranged from governmental fiscal issues to financial system risks. All of these developments increased uncertainty, driving investors to seek low-risk investments in the form of U.S. Treasuries.

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Despite ongoing U.S. budgetary issues and the debt rating downgrade, investors flocked to the safety of U.S. Treasury securities. The flight-to-quality bid was most pronounced in the latter half of the reporting period. Treasury yields fell dramatically during the final six months of the reporting period as demand for assets perceived to incorporate greater risk dissipated.

Two- and ten-year Treasuries yielded 0.24% and 1.92% at period end, representing declines of 18 and 59 basis points, respectively.2 Mortgage rates fell commensurately, declining to a record low of 4.38% according to the Mortgage Bankers Association.

Interest Rate Strategy

For most of the reporting period, Fund effective duration3 was below that of the benchmark. As the Fund was less sensitive to changes in interest rates than the BCMBS, the Fund's capital appreciation was below that of the benchmark in the falling rate environment. Interest rate strategy acted as a drag on performance.

SECTOR ALLOCATION

The largest portfolio sector deviations relative to the benchmark involved a below-benchmark allocation to Ginnie Mae mortgage backed securities (MBS) and holdings of non-agency residential and commercial mortgage securities (neither of which are represented in the benchmark). Ginnie MBS posted strong gains relative to private and government sponsored enterprise-issued MBS, producing a drag on performance. Non-agency holdings, including residential and commercial MBS, lagged most notably in the latter half of the reporting period as risk aversion increased. Overall, sector allocation proved detrimental during the period.4

1	The BCMBS is composed of all fixed-income securities mortgage pools by GNMA, FNMA and FHLMC, including GNMA Graduated Payment Mortgages. The BCMBS is unmanaged, and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
2	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
3	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
4	The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates and, although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
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FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT

The Average Annual Total Return table below shows returns for each class averaged over the stated periods. The graphs below illustrate the hypothetical investment of $10,0001 in the Federated Mortgage Fund (the “Fund”) from September 30, 2001 to September 30, 2011, compared to the Barclays Capital Mortgage-Backed Securities Index (BCMBS)2 and the Lipper U.S. Mortgage Fund Category (LUSMFC).3

Average Annual Total Returns for the Period Ended 9/30/2011

Share Class	1 Year	5 Years	10 Years
Institutional Shares	4.39%	5.50%	4.95%
Service Shares	4.08%	5.21%	4.66%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

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Growth of a $10,000 Investment  –  Institutional Shares

Growth of a $10,000 Investment  –  Service Shares

1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BCMBS and the LUSMFC have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The BCMBS returns do not reflect sales charges, expenses or other fees that the Securities Exchange Commission (SEC) requires to be reflected in the Fund's performance. This index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	The LUSMFC represents the average of the total returns reported by all mutual funds designated by Lipper, Inc., as falling into the respective category. These total returns are reported net of expenses and other fees that the SEC requires to be reflected in a mutual fund's performance.
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Portfolio of Investments Summary Table (unaudited)

At September 30, 2011, the Fund's portfolio composition1 was as follows:

Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	92.7%
Non-Agency Mortgage-Backed Securities	11.4%
U.S. Treasury Securities	1.8%
Dollar-Roll Collateral[2]	7.5%
Other Assets and Liabilities — Net[3]	(13.4)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Includes repurchase agreements purchased with cash collateral or proceeds received in dollar-roll transactions, as well as cash covering when-issued and delayed delivery transactions.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments

September 30, 2011

Principal Amount			Value
		Mortgage-Backed Securities – 84.1%
		Federal Home Loan Mortgage Corporation – 51.6%
$2,000,000	[1]	3.500%, 10/1/2041	2,054,125
24,427,451	[1]	4.000%, 8/1/2025 - 10/1/2041	25,647,929
58,481,694		4.500%, 6/1/2019 - 9/1/2040	61,981,449
33,586,058		5.000%, 7/1/2019 - 10/1/2039	36,090,573
25,744,713		5.500%, 4/1/2021 - 10/1/2039	27,915,997
9,180,544		6.000%, 4/1/2036 - 2/1/2038	10,100,448
369,131		7.500%, 1/1/2027 - 2/1/2031	422,372
49,421		8.000%, 3/1/2031	57,004
		TOTAL	164,269,897
		Federal National Mortgage Association – 29.6%
7,000,000		4.000%, 10/1/2041	7,339,039
25,925,805	[1]	4.500%, 12/1/2019 - 10/1/2041	27,521,700
23,937,065	[1]	5.000%, 7/1/2019 - 10/1/2041	25,754,930
17,944,214		5.500%, 9/1/2034 - 4/1/2036	19,552,558
11,394,555		6.000%, 11/1/2034 - 4/1/2038	12,539,373
1,024,497		6.500%, 2/1/2014 - 8/1/2034	1,138,340
370,278		7.000%, 6/1/2016 - 2/1/2030	405,466
7,882		7.500%, 4/1/2015	8,441
11,382		8.000%, 12/1/2026	13,020
		TOTAL	94,272,867
		Government National Mortgage Association – 2.9%
3,638,762		4.500%, 10/15/2039	3,958,917
4,442,455		5.000%, 6/20/2039 - 9/20/2039	4,881,451
124,831		7.000%, 9/15/2028 - 11/15/2031	143,105
243,838		8.000%, 10/15/2030 - 11/15/2030	283,716
		TOTAL	9,267,189
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $253,666,248)	267,809,953
		Collateralized Mortgage Obligations – 14.6%
		Federal Home Loan Mortgage Corporation – 4.3%
2,206,920	[2]	0.529%, 1/15/2037, REMIC 3260 PF	2,209,106
267,284	[2]	0.539%, 6/15/2036, REMIC 3175 FE	266,448
1,989,858	[2]	0.559%, 5/15/2036, REMIC 3160 FD	1,985,016
3,191,132	[2]	0.579%, 4/15/2036, REMIC 3144 FB	3,184,435
5,091,744	[2]	0.609%, 7/15/2036, REMIC 3179 FP	5,087,930
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Principal Amount			Value
$496,064	[2]	0.629%, 8/15/2036, REMIC 3206 FE	496,298
329,675		7.500%, 4/15/2033, REMIC 3076 NM	338,246
		TOTAL	13,567,479
		Federal National Mortgage Association – 4.3%
362,307	[2]	0.485%, 10/25/2031, REMIC 2005-63 FC	360,214
1,451,754	[2]	0.535%, 7/25/2036, REMIC 2006-58 FP	1,448,226
2,655,521	[2]	0.575%, 11/25/2036, REMIC 2006-104 FY	2,652,795
2,468,515	[2]	0.585%, 9/25/2036, REMIC 2006-81 FB	2,465,892
2,366,422	[2]	0.595%, 12/25/2036, REMIC 2006-115 EF	2,364,967
2,457,019	[2]	0.615%, 9/25/2036, REMIC 2006-85 PF	2,453,936
675,318	[2]	0.615%, 10/25/2036, REMIC 2006-93 FM	674,797
764,797	[2]	0.635%, 6/25/2036, REMIC 2006-43 FL	765,206
4,178,182		4.500%, 5/25/2040, REMIC 404 2	602,572
67,707		6.500%, 4/1/2032, REMIC 321 2	11,129
		TOTAL	13,799,734
		Non-Agency Mortgage – 6.0%
2,057,886		Countrywide Alternative Loan Trust 2003-J3, Class 1A3, 5.250%, 11/25/2033	2,061,597
2,191,595		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	1,967,322
877,412		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	744,970
855,019		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	812,396
1,649,188	[2]	Harborview Mortgage Loan Trust 2006-4, Class 2A1A, 0.430%, 5/19/2047	809,783
1,893,873		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	1,716,039
17	[3,5]	Lehman Structured Securities Corp. Mortgage 2001-GE3, Class A, 0.000%, 5/28/2018	12
46,679	[3,5]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	38,772
185,308	[3,5]	Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	4,503
665,082		Sequoia Mortgage Trust 2010-H1, Class A1, 3.750%, 2/25/2040	667,390
2,169,932		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	2,170,952
3,000,000		Sequoia Mortgage Trust 2011-2, Class A1, 3.900%, 9/25/2041	2,999,988
2,122,649		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	1,865,624
854,256	[2]	Washington Mutual 2006-AR1, Class 2A1B, 1.312%, 1/25/2046	504,744
1,631,820	[2]	Washington Mutual 2006-AR15, Class 1A, 1.082%, 11/25/2046	948,401
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Principal Amount			Value
$1,657,873		Wells Fargo Mortgage Backed Securities Trust 2005-12, Class 1A1, 5.500%, 11/25/2035	1,746,044
		TOTAL	19,058,537
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $49,226,492)	46,425,750
		Commercial Mortgage-Backed Securities – 5.4%
		Commercial Mortgage – 5.4%
2,650,000		DBUBS Mortgage Trust 2011-LC2A, Class A2, 3.386%, 6/10/2016	2,683,753
2,354,013	[3,4]	GS Mortgage Securities Corp. 2010-C1, Class A1, 3.679%, 8/10/2043	2,422,365
2,945,809		GS Mortgage Securities Corp. 2010-C2, Class A1, 3.849%, 12/10/2043	3,007,912
2,435,186	[3,4]	JPMorgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	2,508,932
2,619,871	[3,4]	JP Morgan Chase Commercial Mortgage Securities 2010-C2, Class A1, 2.749%, 11/15/2043	2,603,476
2,400,000	[3,4]	JP Morgan Chase Commercial Mortgage Securities 2011-C4, Class A2, 3.341%, 7/15/2046	2,426,942
1,500,000		WFRBS Commercial Mortgage Trust 2011-C3, Class A2, 3.292%, 3/15/2044	1,510,815
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $17,120,822)	17,164,195
		U.S. Treasury – 1.8%
		U.S. Treasury Bond – 0.7%
2,000,000		United States Treasury Bond, 3.750%, 8/15/2041	2,337,656
		U.S. Treasury Note – 1.1%
3,500,000		United States Treasury Note, 2.125%, 8/15/2021	3,568,633
		TOTAL U.S. TREASURY (IDENTIFIED COST $5,608,027)	5,906,289
		Repurchase Agreements – 7.5%
17,221,000	[2]	Interest in $3,810,000,000 joint repurchase agreement 0.09%, dated 9/30/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,810,028,575 on 10/3/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/20/2040 and the market value of those underlying securities was $3,924,329,433.	17,221,000
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Principal Amount			Value
$6,630,000	[2,6]	Interest in $255,503,000 joint repurchase agreement 0.10%, dated 9/19/2011 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $255,523,582 on 10/18/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2041 and the market value of those underlying securities was $263,178,324.	6,630,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	23,851,000
		TOTAL INVESTMENTS — 113.4% (IDENTIFIED COST $349,472,589)[7]	361,157,187
		OTHER ASSETS AND LIABILITIES - NET — (13.4)%[8]	(42,567,769)
		TOTAL NET ASSETS — 100%	$318,589,418
1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2011, these restricted securities amounted to $10,005,002, which represented 3.1% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At September 30, 2011, these liquid restricted securities amounted to $9,961,715, which represented 3.1% of total net assets.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
6	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
7	The cost of investments for federal tax purposes amounts to $346,867,562.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance is the result of dollar-roll transactions as of September 30, 2011.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

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The following is a summary of the inputs used, as of September 30, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$ —	$267,809,953	$ —	$267,809,953
Collateralized Mortgage Obligations	—	46,382,463	43,287	46,425,750
Commercial Mortgage-Backed Securities	—	17,164,195	—	17,164,195
U.S. Treasury	—	5,906,289	—	5,906,289
Repurchase Agreements	—	23,851,000	—	23,851,000
TOTAL SECURITIES	$ —	$361,113,900	$43,287	$361,157,187

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Debt Securities
Balance as of October 1, 2010	$53,603
Realized gain (loss)	1,837
Change in unrealized appreciation/depreciation	(1,336)
Purchases	6,072
(Sales)	(16,889)
Balance as of September 30, 2011	$43,287
The total change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2011	$(1,336)

The following acronyms are used throughout this portfolio:

IO	— Interest Only
REMIC	— Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended September 30	2011	2010[1]	2009	2008	2007
Net Asset Value, Beginning of Period	$9.97	$9.89	$9.61	$9.72	$9.79
Income From Investment Operations:
Net investment income	0.34[2]	0.40[2]	0.45[2]	0.48[2]	0.52
Net realized and unrealized gain (loss) on investments and futures contracts	0.09	0.15	0.33	(0.07)	(0.06)
TOTAL FROM INVESTMENT OPERATIONS	0.43	0.55	0.78	0.41	0.46
Less Distributions:
Distributions from net investment income	(0.42)	(0.47)	(0.50)	(0.52)	(0.53)
Net Asset Value, End of Period	$9.98	$9.97	$9.89	$9.61	$9.72
Total Return[3]	4.39%	5.69%	8.34%	4.27%	4.85%
Ratios to Average Net Assets:
Net expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	3.41%	3.98%	4.59%	4.94%	5.35%
Expense waiver/reimbursement[4]	0.24%	0.28%	0.25%	0.22%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$265,567	$307,718	$288,052	$299,358	$290,967
Portfolio turnover	222%	178%	200%	222%	311%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	37%	27%	35%	25%	66%
1	Beginning with the year ended September 30, 2010, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended September 30	2011	2010[1]	2009	2008	2007
Net Asset Value, Beginning of Period	$9.97	$9.89	$9.61	$9.72	$9.79
Income From Investment Operations:
Net investment income	0.31[2]	0.37[2]	0.42[2]	0.46[2]	0.50
Net realized and unrealized gain (loss) on investments and futures contracts	0.09	0.15	0.33	(0.07)	(0.06)
TOTAL FROM INVESTMENT OPERATIONS	0.40	0.52	0.75	0.39	0.44
Less Distributions:
Distributions from net investment income	(0.39)	(0.44)	(0.47)	(0.50)	(0.51)
Net Asset Value, End of Period	$9.98	$9.97	$9.89	$9.61	$9.72
Total Return[3]	4.08%	5.38%	8.04%	4.00%[4]	4.57%
Ratios to Average Net Assets:
Net expenses	0.65%	0.65%	0.63%	0.62%	0.61%
Net investment income	3.11%	3.69%	4.31%	4.67%	5.08%
Expense waiver/reimbursement[5]	0.42%	0.46%	0.45%	0.44%	0.41%
Supplemental Data:
Net assets, end of period (000 omitted)	$53,023	$55,467	$56,017	$60,002	$68,287
Portfolio turnover	222%	178%	200%	222%	311%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	37%	27%	35%	25%	66%
1	Beginning with the year ended September 30, 2010, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value.
4	During the period, the Fund was reimbursed by an affiliated shareholder services provider, which had an impact of 0.11% on total return.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

September 30, 2011

Assets:
Total investments in securities, at value (identified cost $349,472,589)		$361,157,187
Income receivable		1,118,269
Receivable for investments sold		15,824
Receivable for shares sold		5,163,840
TOTAL ASSETS		367,455,120
Liabilities:
Payable for investments purchased	$48,143,550
Payable for shares redeemed	183,774
Bank overdraft	41,376
Income distribution payable	401,499
Payable for Directors'/Trustees' fees	361
Payable for distribution services fee (Note 5)	3,328
Payable for shareholder services fee (Note 5)	9,321
Accrued expenses	82,493
TOTAL LIABILITIES		48,865,702
Net assets for 31,906,956 shares outstanding		$318,589,418
Net Assets Consist of:
Paid-in capital		$325,660,320
Net unrealized appreciation of investments		11,684,598
Accumulated net realized loss on investments and futures contracts		(18,732,324)
Distributions in excess of net investment income		(23,176)
TOTAL NET ASSETS		$318,589,418
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
($265,566,677 ÷ 26,596,694 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized		$9.98
Service Shares:
($53,022,741 ÷ 5,310,262 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized		$9.98

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Year Ended September 30, 2011

Investment Income:
Interest			$12,589,084
Expenses:
Investment adviser fee (Note 5)		$1,338,199
Administrative fee (Note 5)		261,373
Custodian fees		24,200
Transfer and dividend disbursing agent fees and expenses		75,753
Directors'/Trustees' fees		6,334
Auditing fees		23,500
Legal fees		5,778
Portfolio accounting fees		135,164
Distribution services fee (Note 5)		135,517
Shareholder services fee (Note 5)		115,595
Account administration fee (Note 2)		5,892
Share registration costs		68,012
Printing and postage		24,740
Insurance premiums		4,886
Taxes		25,425
Miscellaneous		2,175
TOTAL EXPENSES		2,252,543
Waivers (Note 5):
Waiver of investment adviser fee	$(801,441)
Waiver of administrative fee	(6,780)
Waiver of distribution services fee	(94,485)
TOTAL WAIVERS		(902,706)
Net expenses			1,349,837
Net investment income			11,239,247
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			3,518,762
Net change in unrealized appreciation of investments			(507,311)
Net realized and unrealized gain on investments			3,011,451
Change in net assets resulting from operations			$14,250,698

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

Year Ended September 30	2011	2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$11,239,247	$13,824,339
Net realized gain on investments and futures transactions	3,518,762	3,568,588
Net change in unrealized appreciation/depreciation of investments	(507,311)	1,742,668
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	14,250,698	19,135,595
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(11,780,608)	(14,006,186)
Service Shares	(2,117,082)	(2,472,665)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(13,897,690)	(16,478,851)
Share Transactions:
Proceeds from sale of shares	72,138,976	121,143,984
Net asset value of shares issued to shareholders in payment of distributions declared	8,272,062	9,801,585
Cost of shares redeemed	(125,359,565)	(114,486,119)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(44,948,527)	16,459,450
Change in net assets	(44,595,519)	19,116,194
Net Assets:
Beginning of period	363,184,937	344,068,743
End of period (including undistributed (distributions in excess of) net investment income of $(23,176) and $29,505, respectively)	$318,589,418	$363,184,937

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

September 30, 2011

1. ORGANIZATION

Federated Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Mortgage Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares (formerly, Institutional Service Shares). All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Shares of other mutual funds are valued based upon their reported NAVs.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

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Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

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The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Service Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the year ended September 30, 2011, account administration fees for the Fund were as follows:

Account Administration Fees Incurred
Service Shares	$5,892

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/ Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective interest rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended September 30, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2011, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

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Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. At September 30, 2011, the Fund had no outstanding futures contracts. During the year ended September 30, 2011, the Fund did not hold any futures contracts.

Dollar-Roll Transactions

The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.

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Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at September 30, 2011, is as follows:

Security	Acquisition Date	Cost	Market Value
Lehman Structured Securities Corp. Mortgage 2001-GE3, Class A, 0.000%, 5/28/2018	8/15/2001	$19	$12
Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	1/29/2002	$38,427	$38,772
Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	6/11/1999	$6,265	$4,503

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

Year Ended September 30	2011		2010
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	6,134,056	$60,955,217	10,956,872	$109,131,827
Shares issued to shareholders in payment of distributions declared	749,028	7,437,544	876,271	8,727,072
Shares redeemed	(11,144,958)	(110,769,890)	(10,092,000)	(100,427,679)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(4,261,874)	$(42,377,129)	1,741,143	$17,431,220
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Year Ended September 30	2011		2010
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,133,499	$11,183,759	1,207,081	$12,012,157
Shares issued to shareholders in payment of distributions declared	84,039	834,518	107,904	1,074,513
Shares redeemed	(1,469,652)	(14,589,675)	(1,414,965)	(14,058,440)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(252,114)	$(2,571,398)	(99,980)	(971,770)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(4,513,988)	$(44,948,527)	1,641,163	$16,459,450

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for dollar-roll transactions. For the year ended September 30, 2011, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$2,605,762	$(2,605,762)

Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2011 and 2010, was as follows:

	2011	2010
Ordinary income	$13,897,690	$16,478,851

As of September 30, 2011, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of ordinary income	$(22,946)
Net unrealized appreciation	$14,289,625
Capital loss carryforwards	$(21,337,581)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for income recognition on dollar-roll transactions and REMIC adjustments.

At September 30, 2011, the cost of investments for federal tax purposes was $346,867,562. The net unrealized appreciation of investments for federal tax purposes was $14,289,625. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $19,813,550 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,523,925.

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At September 30, 2011, the Fund had a capital loss carryforward of $21,337,581 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2013	$5,374,337
2014	$2,323,596
2015	$7,353,651
2016	$1,771,734
2018	$4,514,263

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The Fund used capital loss carryforwards of $596,262 to offset taxable capital gains realized during the year ended September 30, 2011.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2011, the Adviser voluntarily waived $801,441 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
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The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $6,780 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2011, distribution services fees for the Fund were as follows:

	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$135,517	$(94,485)

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended September 30, 2011, FSC retained $41,032 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. This waiver can be modified or terminated at any time. For the year ended September 30, 2011, Service Fees for the Fund were as follows:

Service Fees Incurred
Service Shares	$115,595

For the year ended September 30, 2011, FSSC received $491 of fees paid by the Fund. For the year ended September 30, 2011, the Fund's Institutional Shares did not incur Service Fees.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.38% and 0.68% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Annual Shareholder Report

23

Date”): (a) December 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended September 30, 2011, were as follows:

Purchases	$20,815,494
Sales	$19,896,848

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of September 30, 2011, there were no outstanding loans. During the year ended September 30, 2011, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2011, there were no outstanding loans. During the year ended September 30, 2011, the program was not utilized.

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9. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing,” specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. At this time, management is evaluating the implications of adopting ASU No. 2011-03 and its impact on the Fund's financial statements and the accompanying notes, net assets and results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. At this time, management is evaluating the implications of adopting ASU No. 2011-04 and its impact on the Fund's financial statements and the accompanying notes.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF Directors OF THE Federated Total return series, inc. AND SHAREHOLDERS OF federated mortgage fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Mortgage Fund (the “Fund”), a portfolio of Federated Total Return Series, Inc. as of September 30, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented prior to October 1, 2009, were audited by other independent registered public accountants whose report thereon dated November 24, 2009, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2011, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Mortgage Fund as of September 30, 2011, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

November 22, 2011

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2011 to September 30, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 4/1/2011	Ending Account Value 9/30/2011	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,038.00	$1.79
Service Shares	$1,000	$1,036.40	$3.32
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.31	$1.78
Service Shares	$1,000	$1,021.81	$3.29
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.35%
Service Shares	0.65%
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Board of Directors and Corporation Officers

The Board of Directors is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Director and the senior officers of the Fund. Where required, the tables separately list Directors who are “interested persons” of the Fund (i.e., “Interested” Directors) and those who are not (i.e., “Independent” Directors). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Directors listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2010, the Corporation comprised three portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Director oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

Interested DIRECTORS Background

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Director Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.

Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Director Began serving: March 1995	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT DIRECTORS Background

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Director Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.

Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).

Previous Position: Partner, Andersen Worldwide SC.

Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Director Began serving: March 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Director Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.

Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County.

Previous Position: Pennsylvania Superior Court Judge.

Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Director Began serving: October 1993	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Qualifications: Business management, mutual fund services and director experience.
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Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Director Began serving: March 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).

Qualifications: Banking, business management, education and director experience.
R. James Nicholson Birth Date: February 4, 1938 Director Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund, both charitable non-profit organizations.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Qualifications: Legal, government, business management and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Director Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).

Qualifications: Business management, mutual fund, director and investment experience.
Annual Shareholder Report
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Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Director Began serving: March 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Director Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Director, Alleghany Corporation; Trustee, Wheeling Jesuit University; Director, Liberty Tire Recycling.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

Qualifications: Business management, education and director experience.

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: November 1993	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
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Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Joseph M. Balestrino is Vice President of the Corporation. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino has received the Chartered Financial Analyst designation and holds a Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

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33

Evaluation and Approval of Advisory Contract – May 2011

federated mortgage fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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34

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report

35

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the periods covered by the Evaluation, the Fund's performance for the one-year period was at the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees Annual Shareholder Report

36

and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative Annual Shareholder Report

37

services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report
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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Annual Shareholder Report
39

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Mortgage Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428Q887
Cusip 31428Q804

29311 (11/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Annual Shareholder Report
September 30, 2011

Share Class	Ticker
A	FULAX
Institutional	FULIX
Service*	FULBX

*formerly, Institutional Service Shares

Federated Ultrashort Bond Fund

Fund Established 1997

A Portfolio of Federated Total Return Series, Inc.

Dear Valued Shareholder,

I am pleased to present the Annual Shareholder Report for your fund covering the period from October 1, 2010 through September 30, 2011. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.

In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.

Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.

Sincerely,

J. Christopher Donahue, President

Not FDIC Insured May Lose Value No Bank Guarantee

Management's Discussion of Fund
Performance (unaudited)

The Fund's total return, based on net asset value, for the 12-month reporting period ended September 30, 2011, was 0.67% for Class A Shares, 1.23% for Institutional Shares and 0.77% for Service Shares, respectively. By comparison, for the same period, the Bank of America Merrill Lynch 1-Year Treasury Note Index (BOAML1T),1 a broad-based market index tracking one-year U.S. government securities, returned 0.55%, while the average nine-month London Interbank Offered Rate (LIBOR)2 was 0.54%. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the BOAML1T.

Market Overview

The Fund's fiscal year saw a fair amount of volatility in both interest rate levels and credit spreads. While short-term interest rates (those which most directly affect the return of the Fund) rose and fell, they did not end the year all that far away from where they began. For example, the yields on the one and two-year Treasury securities were 0.27% and 0.43%, respectively, on September 30, 2010, and 0.13% and 0.25% on September 30, 2011, generating respective year-over-year differences of only 14 and 18 basis points. Consequently, the Fund's interest rate positioning was not a major factor in explaining its performance for the period. On the other hand, credit spreads and the Fund's positioning across sectors contributed more substantially. For the better part of the reporting period, “carry” (that part of the return provided by interest income as opposed to return provided by movements in security value) was key, as spread earned on credit products combined with modestly lower interest rates, aided Fund performance. Near the end of the reporting period, however, concerns over Europe and the U.S. economy combined to push credit spreads wider, and this event, combined with modestly higher interest rates at the short end of the yield curve, served to erode some of that previously earned carry.

Duration3

Fund duration averaged more than that of the BOAML1T throughout the reporting period. Fund management believed that even though the economy was on the road to recovery, it was still weak enough that the Federal Reserve would continue the highly accommodative monetary stance first adopted in late 2007, thus allowing for the maintenance of a longer duration profile. The positively sloped, short-duration yield curve, as well as a decline in one-year rates relative to three-month rates allowed the Fund to add value through its duration profile. Period-end Fund duration stood at 0.75 years, as management continued to believe the risk of a significant rise in short rates remained low.

Annual Shareholder Report

Sector Allocation

As the Fund's comparative benchmark has no sector diversification, one can speak of sector allocations and performance in the absolute sense or relative to each other, but not relative to an index comprised solely of Treasury securities. In general, credit spread products performed well over the reporting period and contributed positively to the Fund's performance. The 45% of the Fund allocated to non-mortgage, asset-backed securities (predominantly asset-backed securities (ABS)4 backed by auto and credit card receivables) continued to perform well, with spreads for “on-the-run” (most recently issued) assets tightening to levels nearly equal to those which had existed before the financial market dislocation. Fund management continued to seek opportunities in this sector by adding allocation to subordinate ABS exposure, as well as some exposure in more non-traditional assets like student loan and equipment lease receivables which had not tightened as much as senior credit card and auto ABS. At period end, the Fund's allocation to ABS remained its largest single sector allocation, adding 91 basis points to Fund performance (both on an absolute basis and relative to the BOAML1T). Short duration corporate securities (approximately 32% of assets at period end) also performed well over the reporting period, adding 49 basis points to Fund performance. The Fund maintained a position in index-linked Treasury securities (also known as TIPS) over most of the period, which added value relative to traditional, non-indexed Treasury securities (23 basis points relative to the index). Holdings of mortgage-backed securities (18% at period end) added 24 basis points of absolute and relative return, with agency mortgage backed securities (MBS) adding 8 basis points, non-agency MBS (including UK prime residential MBS) adding 9 basis points and commercial MBS adding 7 basis points.

SECURITY SELECTION

When considering specific security alpha (a measure of performance on a risk-adjusted basis), it must be remembered that the BOAML1T contains only a small percentage of securities in which the Fund invests. Where there is little overlap, all performance attributable to a security will be its alpha relative to the BOAML1T. Interestingly, there was not a single security in the portfolio whose alpha contribution exceeded 5 basis points. Only ten securities in the entire portfolio (out of over 350) demonstrated negative excess return over the period; none in excess of 3 basis points.

Effect of Derivative Instruments5

Since the Fund's effective duration may not exceed one year by Prospectus, the Fund utilizes short positions in exchange-traded interest rate futures contracts as a means to reduce duration exposure resulting from the purchase of fixed-rate securities whose maturities may be up to five years or longer. While an effort is made to limit the amount of risk to the Fund presented by such a hedge strategy, it is believed the net benefit to the Fund outweighs the risk. During the period, price movements on various futures contracts reduced Fund Annual Shareholder Report performance by 22 basis points relative to the benchmark index (due to the effect of lower overall interest rates from period beginning to end), though it must be remembered that increases in values of the physical securities in the portfolio offset this negative movement, which allowed for overall outperformance of the Fund relative to the BOAML1T.

In addition, the Fund may utilize positions in credit indices to either achieve exposure in a certain asset class (a “long” position) or hedge existing exposure in an asset class (a “short” position). Short positions in U.S. high yield, emerging markets and bank loan credit indices used to hedge existing Fund exposure in these areas added 4 basis points to Fund performance during the reporting period, though there was some corresponding offset in prices of the physical securities being hedged.

1	The BOAML1T is an index tracking one-year U.S. government securities. The index is produced by Bank of America Merrill Lynch, Pierce, Fenner & Smith, Inc. The index is unmanaged and unlike the Fund not affected by cash flows. It is not possible to invest directly in an index.
2	LIBOR is the rate banks charge each other on short-term money. The average periodic rate on nine-month LIBOR is calculated as the average of all daily nine-month LIBOR settings during the period under review, adjusted to the length of the period. Note that this figure does not represent actual return on an investment made in an instrument having a rate equal to nine-month LIBOR on the initial day of the period under review and reinvested at the end of nine months (again at a rate equal to the then-prevailing nine-month LIBOR rate) for a further three-month period.
3	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations. Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their price.
4	The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
5	The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT

The Fund's Class A Shares commenced operations on October 11, 2002. The Fund offers two other classes of shares: Institutional Shares and Service Shares. For the period prior to the commencement of operations of Class A Shares, the performance information shown is for the Fund's Service Shares, adjusted to reflect the sales charges (for maximum offering price performance) and expenses of Class A Shares. The Average Annual Total Return table below shows returns for each class averaged over the stated periods. The graphs below illustrate the hypothetical investment of $10,0001 in the Federated Ultrashort Bond Fund from September 30, 2001 to September 30, 2011, compared to the Bank of America Merrill Lynch 1-Year Treasury Note Index (BOAML1T).2

Average Annual Total Returns for the Period Ended 9/30/2011

(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)

Share Class	1 Year	5 Years	10 Years
Class A Shares	-1.36%	1.88%	1.83%
Institutional Shares	1.23%	2.85%	2.64%
Service Shares	0.77%	2.39%	2.19%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

Annual Shareholder Report

Growth of a $10,000 Investment – CLASS A SHARES

  Total returns shown include the maximum sales charge of 2.00% ($10,000 investment minus $200 sales charge = $9,800).

Growth of a $10,000 Investment – INSTITUTIONAL SHARES

Annual Shareholder Report

Growth of a $10,000 Investment – SERVICE SHARES

1	Represents a hypothetical investment of $10,000 in the Fund's Class A Shares after deducting the maximum sales charge of 2.00% ($10,000 investment minus $200 sales charge = $9,800). The Fund's performance assumes the reinvestment of all dividends and distributions. The BOAML1T has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The BOAML1T is an index tracking one-year U.S. government securities. The index is produced by Bank of America Merrill Lynch, Pierce, Fenner & Smith, Inc. The BOAML1T is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)

At September 30, 2011, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets[2]
Asset-Backed Securities	45.5%
Corporate Debt Securities	27.7%
Collateralized Mortgage Obligations	16.6%
Floating Rate Loans	2.0%
U.S. Treasury and Agency Securities[3]	1.4%
Mortgage-Backed Securities[4]	1.5%
Trade Finance Agreements	0.4%
Derivative Contracts[5]	0.1%
Cash Equivalents[6]	3.9%
Other Assets and Liabilities — Net[7]	0.9%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, U.S. Treasury and Agency Securities do not include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs).
4	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by GSEs and adjustable rate, mortgage-backed securities.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
6	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
7	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments

September 30, 2011

Principal Amount or Shares			Value
		Adjustable Rate Mortgages – 0.9%
		Federal National Mortgage Association – 0.9%
$3,889,468		FNMA ARM 544848, 3.060%, 4/01/2030	3,999,388
3,364,544		FNMA ARM 544872, 3.295%, 7/01/2034	3,564,532
665,316		FNMA ARM 556379, 1.643%, 5/01/2040	664,985
3,552,120		FNMA ARM 618128, 2.588%, 8/01/2033	3,681,325
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $11,631,030)	11,910,230
		Asset-Backed Securities – 45.5%
		Auto Receivables – 20.6%
10,000,000	[1,2]	Ally Master Owner Trust 2010-1, Class A, 1.979%, 1/15/2015	10,141,090
5,973,593		Americredit Automobile Receivables Trust 2007-AX, Class A4, 0.262%, 10/6/2013	5,955,549
2,605,989		Americredit Automobile Receivables Trust 2007-CM, Class A4A, 5.55%, 4/7/2014	2,672,829
3,407,192		Americredit Automobile Receivables Trust 2007-CM, Class A4B, 0.302%, 4/7/2014	3,391,348
3,500,000		Americredit Automobile Receivables Trust 2009-1, Class B, 3.76%, 7/15/2015	3,620,111
4,300,000		Americredit Automobile Receivables Trust 2010-2, Class B, 2.73%, 3/9/2015	4,351,857
4,750,000		Americredit Automobile Receivables Trust 2010-3, Class B, 2.04%, 9/8/2015	4,805,515
1,778,317		Americredit Automobile Receivables Trust 2010-A, Class A2, 1.46%, 11/6/2013	1,780,788
6,393,000		Americredit Automobile Receivables Trust 2011-1, Class C, 2.85%, 8/8/2016	6,340,659
1,750,000		Americredit Automobile Receivables Trust 2011-2, Class A2, 0.90%, 9/8/2014	1,753,719
6,500,000		Americredit Automobile Receivables Trust 2011-3, Class C, 2.86%, 1/9/2017	6,539,163
1,162,775		Americredit Prime Automobile Receivables Trust 2007-1, Class B, 5.35%, 9/9/2013	1,164,343
13,000,000	[1,2]	BMW Floorplan Master Owner Trust 2009-1, Class A, 1.379%, 9/15/2014	13,103,165
4,497,380		BMW Vehicle Lease Trust 2010-1, Class A2, 0.58%, 1/16/2012	4,496,919
14,746		BMW Vehicle Owner Trust 2010-A, Class A2, 0.68%, 9/25/2012	14,758
4,001,272	[1,2]	Bank of America Auto Trust 2009-3, Class A3, 1.67%, 12/15/2013	4,018,157
6,414,107		Capital One Auto Finance Trust 2007-C, Class A4, 5.23%, 7/15/2014	6,467,582
Annual Shareholder Report

Principal Amount or Shares			Value
$10,000,000		Chrysler Financial Auto Securitization Trust 2010-A, Class B, 1.65%, 11/8/2013	10,035,952
6,247,922	[1,2]	CitiFinancial Auto Issuance Trust 2009-1, Class A3, 2.59%, 10/15/2013	6,305,765
15,000,000		Ford Credit Floorplan Master Owner Trust 2011-1, Class C, 2.69%, 2/15/2016	15,368,703
5,000,000		Ford Credit Floorplan Master Owner Trust 2011-1, Class D, 3.18%, 1/15/2018	5,101,891
1,707,676		Harley-Davidson Motorcycle Trust 2009-2, Class A3, 2.62%, 3/15/2014	1,717,987
8,000,000		Harley-Davidson Motorcycle Trust 2009-4, Class B, 3.19%, 9/15/2014	8,079,825
499,764	[1,2]	Huntington Auto Trust 2009-1, Class A3, 3.94%, 6/17/2013	501,966
6,000,000	[1,2]	Huntington Auto Trust 2011-1A, Class D, 3.520%, 6/15/2018	6,003,110
5,600,000	[1,2]	Hyundai Auto Lease Securitization Trust 2011-A, Class A3, 8/15/2014	5,602,380
317,728		Hyundai Auto Receivables Trust 2008-A, Class A3, 4.93%, 12/17/2012	319,152
14,000,000	[1,2]	Hyundai Capital Auto Funding, Ltd. 2010-8A, Class A, 1.230%, 9/20/2016	13,912,808
3,183,953	[1,2]	MMCA Automobile Trust 2010-A, Class A3, 1.39%, 1/15/2014	3,192,009
3,480,000	[1,2]	MMCA Automobile Trust 2010-A, Class B, 3.96%, 10/15/2015	3,625,197
4,000,000	[1,2]	Mercedes-Benz Auto Lease Trust 2011-A, Class A4, 1.45%, 10/17/2016	4,041,300
1,227,396		Mercedes-Benz Auto Receivables Trust 2009-1, Class A3, 1.67%, 1/15/2014	1,236,401
12,000,000	[1,2]	Navistar Financial Corp. Owner Trust 2010-A, Class C, 6.16%, 5/18/2018	12,573,946
379,371	[1,2]	Navistar Financial Corp. Owner Trust 2010-B, Class A2, 0.81%, 1/18/2013	379,940
2,000,000	[1,2]	Navistar Financial Dealer Note Master Trust 2009-1, Class B, 4.485%, 10/26/2015	2,068,220
10,000,000	[1,2]	Navistar Financial Dealer Note Master Trust 2009-1, Class C, 6.235%, 10/26/2015	10,454,128
2,250,000	[1,2]	Navistar Financial Dealer Note Master Trust 2010-1, Class B, 2.735%, 1/26/2015	2,257,445
3,000,000		Nissan Auto Lease Trust 2011-A, Class A4, 1.24%, 4/17/2017	3,016,275
10,000,000		Nissan Auto Lease Trust 2011-B, Class A4, 1.10%, 1/16/2017	10,004,653
12,750,000	[1,2]	Nissan Master Owner Trust Receivables 2010-AA, Class A, 1.379%, 1/15/2015	12,878,370
9,000,000	[1,2]	SMART Series 2011-1US Trust, Class A2B, 0.979%, 4/14/2013	9,000,966
9,000,000	[1,2]	SMART Series 2011-2US Trust, Class A2B, 0.979%, 11/14/2013	9,002,109
234,544		USAA Auto Owner Trust 2009-1, Class A3, 3.02%, 6/17/2013	235,119
3,000,000		USAA Auto Owner Trust 2009-1, Class A4, 4.77%, 9/15/2014	3,077,544
1,822,928		USAA Auto Owner Trust 2009-2, Class A3, 1.54%, 2/18/2014	1,830,043
Annual Shareholder Report

Principal Amount or Shares			Value
$13,000,000	[1,2]	Volkswagen Credit Auto Master Trust 2011-1A, Class Note, 0.917%, 9/20/2016	13,000,000
4,000,000		World Omni Automobile Lease Securitization Trust 2009-A, Class A4, 2.09%, 4/15/2015	4,037,700
6,000,000		World Omni Automobile Lease Securitization Trust 2011-A, Class A4, 1.78%, 9/15/2016	6,084,150
6,000,000		World Omni Automobile Lease Securitization Trust 2011-A, Class B, 2.10%, 12/15/2016	6,015,750
		TOTAL	271,578,356
		Credit Card – 9.3%
5,000,000		American Express Issuance Trust 2005-2, Class C, 0.649%, 8/15/2013	4,975,636
500,000		Bank of America Credit Card Trust 2007-A8, Class A8, 5.59%, 11/17/2014	517,788
11,010,000		Bank of America Credit Card Trust 2007-C1, Class C1, 0.519%, 6/16/2014	11,008,511
3,000,000		Bank One Issuance Trust 2003-C3, Class C3, 4.77%, 2/16/2016	3,175,325
10,000,000		Citibank Credit Card Issuance Trust 2004-B2, Class B2, 0.544%, 10/7/2013	10,006,090
9,900,000		Citibank Credit Card Issuance Trust 2005-C3, Class C3, 0.639%, 7/15/2014	9,868,872
8,000,000		Citibank Credit Card Issuance Trust 2008-C6, Class C6, 6.30%, 6/20/2014	8,269,454
15,000,000	[1,2]	Citibank Omni Master Trust 2009-A8, Class A8, 2.329%, 5/16/2016	15,134,225
14,000,000		Discover Card Master Trust 2011-A1, Class A1, 0.579%, 8/15/2016	14,047,979
12,000,000	[1,2]	Gracechurch Card PLC, Class A, 0.829%, 11/15/2014	12,013,560
12,600,000		MBNA Credit Card Master Note Trust 2002-C1, Class C1, 6.80%, 7/15/2014	12,826,934
11,000,000		MBNA Credit Card Master Note Trust 2002-C3, Class C3, 1.579%, 10/15/2014	11,041,438
10,000,000		MBNA Credit Card Master Note Trust 2006-C1, Class C1, 0.649%, 7/15/2015	9,933,303
		TOTAL	122,819,115
		Equipment Lease – 5.7%
8,970,168	[1,2]	CIT Equipment Collateral 2010-VT1, Class A3, 2.41%, 5/15/2013	9,034,080
10,486,516	[1,2]	CLI Funding LLC. 2006-1A A, Class A, 0.410%, 8/18/2021	9,541,906
940,916		CNH Equipment Trust 2008-B, Class A4B, 2.129%, 12/15/2014	943,568
3,000,000		CNH Equipment Trust 2010-A, Class B, 4.04%, 3/25/2014	3,108,043
6,000,000		CNH Equipment Trust 2011-A, Class A2, 0.62%, 6/16/2014	6,003,264
8,000,000		CNH Equipment Trust 2011-B, Class B, 2.25%, 3/15/2018	8,004,299
Annual Shareholder Report

Principal Amount or Shares			Value
$719,458		GE Equipment Midticket LLC (Series 2009-1), Class A3, 2.34%, 6/17/2013	722,693
7,000,000	[1,2]	GE Equipment Midticket LLC (Series 2010-1), Class A3, 0.94%, 7/14/2014	7,021,875
12,000,000	[1,2]	GE Equipment Small Ticket LLC (Series 2011-1), Class A3, 1.45%, 1/21/2018	12,106,380
3,818,142	[1,2]	Great America Leasing Receivables 2009-1, Class A3, 2.54%, 3/15/2013	3,844,228
2,500,000	[1,2]	Great America Leasing Receivables 2009-1, Class B, 4.52%, 11/15/2014	2,604,519
4,778,000		Great America Leasing Receivables 2011-1, Class B, 2.88%, 5/15/2016	4,917,251
4,000,000	[1,2]	MMAF Equipment Finance LLC 2011-AA, Class A3, 1.00%, 9/15/2015	4,009,700
2,500,000	[1,2]	Volvo Financial Equipment LLC 2010-1A, Class B, 2.99%, 5/15/2017	2,529,562
		TOTAL	74,391,368
		Home Equity Loan – 1.4%
1,658,128		Asset Backed Funding Certificate 2005-OPT1, Class A2C, 0.595%, 7/25/2035	1,496,389
2,640,823		Carrington Mortgage Loan Trust, Class A2, 0.335%, 5/25/2036	2,602,848
815,947		Chase Funding Mortgage Loan Asset-Backed Certificates 2003-5, Class 1A4, 4.396%, 2/25/2030	813,652
164,559		Citifinancial Mortgage Securities, Inc. (Series 2003-4), Class AF4, 4.427%, 10/25/2033	160,951
70,898		Countrywide Asset Backed Certificates 2004-4, Class A, 0.975%, 8/25/2034	48,413
427,678		Fifth Third Home Equity Loan Trust 2003-1, Class A, 0.481%, 9/20/2023	398,007
1,000,000		Morgan Stanley ABS Capital I 2004-OP1, Class M3, 0.915%, 11/25/2034	850,215
109,416	[1,3]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	15,796
161,745		Option One Mortgage Loan Trust 2005-1, Class A1B, 0.565%, 2/25/2035	118,826
51,090		Popular ABS Mortgage Pass-Through Trust 2005-3, Class AF3, 4.437%, 7/25/2035	51,444
1,038,649	[1,2]	Quest Trust 2004 — X1, Class A, 0.565%, 3/25/2034	927,874
2,596,363		Renaissance Home Equity Loan Trust 2005-3, Class AF3, 4.814%, 11/25/2035	2,528,538
147,125		Residential Asset Securities Corp. 2005-KS11, Class AI3, 0.435%, 12/25/2035	143,866
137,478		Residential Asset Securities Corp. 2003-KS6, Class A2, 0.835%, 8/25/2033	114,595
3,395,861		Soundview Home Equity Loan Trust 2007-NS1, Class A1, 0.355%, 1/25/2037	3,380,227
Annual Shareholder Report

Principal Amount or Shares			Value
$1,266,807		Structured Asset Securities Corp. 2006-WF1, Class A4, 0.405%, 2/25/2036	1,228,313
2,532,132	[1,3]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	0
3,472,650		Wells Fargo Home Equity Trust, 2006-1, Class A3, 0.385%, 5/25/2036	3,448,394
		TOTAL	18,328,348
		Manufactured Housing – 0.1%
318,972		Green Tree Financial Corp. 1996-3, Class A5, 7.35%, 5/15/2027	333,267
1,308,622		Green Tree Financial Corp. 1996-5, Class A6, 7.75%, 7/15/2027	1,355,440
54,680		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.61%, 2/25/2028	54,710
		TOTAL	1,743,417
		Other – 8.4%
8,610,151	[1,2]	Aircraft Lease Securitisation Ltd. 2007-1A, Class G3, 0.486%, 5/10/2032	7,749,136
7,052,970	[1,2]	Bank of America Student Loan Trust 2010-1A, Class A, 1.053%, 4/25/2020	6,984,627
2,000,000		CNH Wholesale Master Note Trust, Class 1A, 1.029%, 9/26/2016	2,000,153
1,500,000		CNH Wholesale Master Note Trust, Class 1B, 1.879%, 9/26/2016	1,499,616
9,192,565		Educational Funding Of The South, Inc. 2011-1, Class A1, 0.803%, 10/25/2021	9,197,110
2,299,957		GE Business Loan Trust, Class A, 0.519%, 5/15/2032	2,145,448
950,547		Keycorp Student Loan Trust, Class 2A2, 0.490%, 3/27/2024	938,741
5,178,800		Louisiana Public Facilities Authority 2011-A, Class A1, 0.753%, 4/26/2021	5,159,742
7,000,000		New Hampshire Higher Education Loan Co. 2011-1, Class A2, 1.158%, 10/25/2025	6,810,020
11,149,975		North Carolina Education Assistance Authority, Class A1, 0.703%, 1/25/2021	11,103,702
10,000,000	[1,2]	PFS Financing Corp. 2010-CA, Class A, 1.629%, 2/15/2014	10,047,921
3,192,142		SLM Student Loan Trust 2006-C, Class A2, 0.397%, 9/15/2020	3,180,181
3,941,918		SLM Student Loan Trust 2010-C, Class A1, 1.879%, 12/15/2017	3,955,619
14,270,402		SLM Student Loan Trust 2011-1, Class A1, 0.755%, 3/25/2026	14,243,645
8,753,726		SLM Student Loan Trust 2011-2, Class A1, 0.835%, 11/25/2027	8,752,765
7,350,304		SLM Student Loan Trust 2011-A, Class A1, 1.229%, 4/15/2015	7,348,336
2,335,814	[1,2]	Sierra Receivables Funding Co. 2010-1A, Class A1, 4.48%, 7/20/2026	2,431,076
3,572,057	[1,2]	Sierra Receivables Funding Co. 2010-2A, Class A, 3.84%, 11/20/2025	3,657,311
Annual Shareholder Report

Principal Amount or Shares			Value
$2,860,943	[1,2]	Sierra Receivables Funding Co. 2010-3A, Class A, 3.51%, 11/20/2025	2,932,054
		TOTAL	110,137,203
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $599,178,126)	598,997,807
		Corporate Bonds – 25.8%
		Basic Industry - Chemicals – 0.5%
2,000,000		Dow Chemical Co., Sr. Unsecd. Note, 4.85%, 8/15/2012	2,064,935
2,500,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, 4.00%, 12/7/2015	2,552,130
1,500,000		Praxair, Inc., Note, 4.375%, 3/31/2014	1,616,756
		TOTAL	6,233,821
		Basic Industry - Metals & Mining – 0.7%
3,000,000		ArcelorMittal USA, Inc., Company Guarantee, 6.50%, 4/15/2014	3,206,352
4,000,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, (Series 144A), 4.625%, 4/21/2016	4,007,500
2,015,000	[1,2]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	2,022,709
		TOTAL	9,236,561
		Capital Goods - Aerospace & Defense – 0.1%
1,745,000		Boeing Co., Sr. Unsecd. Note, 1.875%, 11/20/2012	1,769,883
		Capital Goods - Diversified Manufacturing – 0.5%
1,500,000		Ingersoll-Rand Global Holding Co. Ltd., 9.50%, 4/15/2014	1,776,358
3,000,000		Textron Financial Corp., 5.40%, 4/28/2013	3,080,082
1,500,000		Tyco Electronics Group SA, Company Guarantee, 6.00%, 10/1/2012	1,572,778
		TOTAL	6,429,218
		Communications - Media & Cable – 0.8%
1,500,000		Comcast Corp., Company Guarantee, 5.85%, 11/15/2015	1,705,174
5,000,000		DIRECTV Holdings LLC, Company Guarantee, 3.50%, 3/1/2016	5,167,093
3,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.40%, 7/2/2012	3,098,976
		TOTAL	9,971,243
		Communications - Media Noncable – 0.2%
2,000,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	2,182,338
		Communications - Telecom Wireless – 0.4%
1,750,000		Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsecd. Note, 5.55%, 2/1/2014	1,915,591
2,000,000		Vodafone Group PLC, 5.35%, 2/27/2012	2,037,027
1,500,000		Vodafone Group PLC, Note, 5.375%, 1/30/2015	1,673,495
		TOTAL	5,626,113
		Communications - Telecom Wirelines – 1.2%
1,500,000		AT&T Corp., Sr. Note, 7.30%, 11/15/2011	1,513,125
Annual Shareholder Report

Principal Amount or Shares			Value
$5,650,000		AT&T, Inc., Sr. Unsecd. Note, 2.95%, 5/15/2016	5,841,657
3,000,000		Deutsche Telekom International Finance BV, 5.25%, 7/22/2013	3,169,979
2,000,000		Rogers Communications, Inc., 5.50%, 3/15/2014	2,192,500
1,000,000		Telecom Italia Capital SA, Company Guarantee, 5.25%, 11/15/2013	978,901
1,500,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	1,531,567
		TOTAL	15,227,729
		Consumer Cyclical - Automotive – 1.0%
6,000,000	[1,2]	Daimler Finance NA LLC, Floating Rate Note — Sr. Note, 0.86%, 3/28/2014	5,979,134
4,700,000	[1,2]	Daimler Finance NA LLC, Floating Rate Note — Sr. Note, (Series 144A), 1.537%, 9/13/2013	4,698,098
3,000,000	[1,2]	Nissan Motor Acceptance Corp., Note, 3.25%, 1/30/2013	3,052,130
		TOTAL	13,729,362
		Consumer Cyclical - Entertainment – 0.0%
500,000		Walt Disney Co., Note, 6.375%, 3/1/2012	511,616
		Consumer Cyclical - Retailers – 0.1%
1,500,000		Costco Wholesale Corp., 5.30%, 3/15/2012	1,532,856
		Consumer Cyclical - Services – 0.4%
5,000,000		Expedia, Inc., Company Guarantee, 8.50%, 7/1/2016	5,497,875
		Consumer Non-Cyclical - Food/Beverage – 1.6%
1,500,000	[1,2]	Bacardi Ltd., Sr. Note, 7.45%, 4/1/2014	1,712,745
1,050,000		Dr. Pepper Snapple Group, Inc., Company Guarantee, 1.70%, 12/21/2011	1,052,603
1,450,000		Dr. Pepper Snapple Group, Inc., Company Guarantee, 2.35%, 12/21/2012	1,470,948
2,250,000		General Mills, Inc., 5.65%, 9/10/2012	2,349,849
5,000,000		General Mills, Inc., Floating Rate Note — Sr. Note, 0.64%, 5/16/2014	5,012,240
2,500,000		Kellogg Co., 4.25%, 3/6/2013	2,616,272
1,275,000		Kraft Foods, Inc., 5.625%, 11/1/2011	1,279,071
2,000,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	2,071,194
2,000,000		PepsiCo, Inc., Sr. Unsecd. Note, 0.875%, 10/25/2013	2,003,257
1,500,000		PepsiCo, Inc., Sr. Unsecd. Note, 3.75%, 3/1/2014	1,610,970
		TOTAL	21,179,149
		Consumer Non-Cyclical - Health Care – 0.2%
1,095,000		Covidien International Finance SA, 5.45%, 10/15/2012	1,147,043
1,500,000		Life Technologies Corp., Sr. Note, 3.375%, 3/1/2013	1,540,821
		TOTAL	2,687,864
Annual Shareholder Report

Principal Amount or Shares			Value
		Consumer Non-Cyclical - Pharmaceuticals – 0.6%
$1,500,000		Eli Lilly & Co., 4.20%, 3/6/2014	1,620,231
1,750,000		Pfizer, Inc., Sr. Unsecd. Note, 4.45%, 3/15/2012	1,775,423
2,750,000		Teva Pharmaceutical Finance III LLC, Company Guarantee, 0.65%, 12/19/2011	2,752,552
1,000,000		Teva Pharmaceutical Finance III LLC, Company Guarantee, 1.50%, 6/15/2012	1,006,000
		TOTAL	7,154,206
		Consumer Non-Cyclical - Products – 0.3%
950,000		Philips Electronics NV, 4.625%, 3/11/2013	1,000,085
1,050,000		Philips Electronics NV, Sr. Unsecd. Note, 7.25%, 8/15/2013	1,169,360
2,000,000		Whirlpool Corp., Note, 8.00%, 5/1/2012	2,077,260
		TOTAL	4,246,705
		Consumer Non-Cyclical - Supermarkets – 0.1%
1,500,000		Kroger Co., 5.00%, 4/15/2013	1,582,125
		Energy - Integrated – 1.9%
5,000,000		BP Capital Markets PLC, Company Guarantee, 3.20%, 3/11/2016	5,222,722
3,000,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, (Series 144A), 3.125%, 4/28/2016	3,027,574
1,500,000		ConocoPhillips, Mtg. Note, 4.75%, 2/1/2014	1,627,198
1,000,000	[1,2]	Enel Finance International SA, Company Guarantee, 3.875%, 10/7/2014	983,852
3,000,000		Husky Energy, Inc., Sr. Unsecd. Note, 6.25%, 6/15/2012	3,103,785
7,500,000		Shell International Finance B.V., Company Guarantee, 0.705%, 6/22/2012	7,517,935
3,000,000		Statoil ASA, 2.90%, 10/15/2014	3,160,668
		TOTAL	24,643,734
		Energy - Oil Field Services – 0.5%
4,000,000	[1,2]	Schlumberger Investment SA, Floating Rate Note — Sr. Note, (Series 144A), 0.887%, 9/12/2014	3,998,891
3,000,000		Weatherford International, Inc., Company Guarantee, 5.95%, 6/15/2012	3,099,930
		TOTAL	7,098,821
		Energy - Refining – 0.2%
2,500,000		Valero Energy Corp., 6.875%, 4/15/2012	2,574,281
		Financial Institution - Banking – 4.1%
1,500,000	[1,2]	ANZ National (Int'l) Ltd., Company Guarantee, 2.375%, 12/21/2012	1,512,265
1,500,000	[1,2]	Barclays Bank PLC, 7.375%, 6/15/2049	1,413,747
1,000,000		Citigroup, Inc., 5.50%, 4/11/2013	1,029,816
6,000,000		Citigroup, Inc., Floating Rate Note — Sr. Note, 1.18%, 4/1/2014	5,734,389
Annual Shareholder Report

Principal Amount or Shares			Value
$3,500,000	[1,2]	Commonwealth Bank of Australia, Sr. Unsecd. Note, 2.75%, 10/15/2012	3,524,657
5,000,000		Goldman Sachs Group, Inc., Floating Rate Note — Sr. Note, 1.27%, 2/7/2014	4,756,062
2,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.30%, 2/14/2012	2,532,115
1,500,000		HSBC Finance Corp., Sr. Unsecd. Note, 7.00%, 5/15/2012	1,546,456
4,000,000		JPMorgan Chase & Co., Floating Rate Note — Sr. Note, (Series MTN), 1.00%, 5/2/2014	3,925,493
4,000,000		Morgan Stanley, Floating Rate Note — Sr. Note, (Series FRN), 1.85%, 1/24/2014	3,775,268
4,500,000		Morgan Stanley, Note, 5.625%, 1/9/2012	4,541,670
1,205,000		National City Bank, Sub. Note, 4.625%, 5/1/2013	1,258,154
4,000,000	[1,2]	Nordea Bank AB, Sr. Unsecd. Note, 2.50%, 11/13/2012	4,052,504
1,500,000		PNC Funding Corp., Sr. Unsecd. Note, 5.40%, 6/10/2014	1,640,274
3,000,000		State Street Corp., Sr. Note, 4.30%, 5/30/2014	3,237,260
6,000,000		US Bancorp, Sr. Note, (Series MTN), 2.125%, 2/15/2013	6,104,870
3,500,000	[1,2]	Westpac Securities NZ Ltd., Company Guarantee, 2.625%, 1/28/2013	3,550,604
		TOTAL	54,135,604
		Financial Institution - Brokerage – 0.6%
5,000,000		BlackRock, Inc., Floating Rate Note — Sr. Note, 0.61%, 5/24/2013	4,994,434
3,250,000		BlackRock, Inc., Sr. Unsecd. Note, 2.25%, 12/10/2012	3,300,865
		TOTAL	8,295,299
		Financial Institution - Finance Noncaptive – 1.1%
2,250,000		American Express Credit Corp., 5.875%, 5/2/2013	2,388,546
2,000,000		American Express Credit Corp., 7.30%, 8/20/2013	2,190,024
2,000,000		General Electric Capital Corp., Floating Rate Note — Sr. Note, 1.10%, 1/7/2014	1,975,610
2,000,000		General Electric Capital Corp., Floating Rate Note, 0.366%, 4/10/2012	2,000,374
6,500,000		General Electric Capital Corp., Floating Rate Note, 0.384%, 11/1/2012	6,484,415
		TOTAL	15,038,969
		Financial Institution - Insurance - Health – 0.3%
3,250,000		Anthem, Inc., 6.80%, 8/1/2012	3,405,987
		Financial Institution - Insurance - Life – 0.9%
5,200,000		MetLife, Inc., Floating Rate Note — Sr. Note, 1.52%, 8/6/2013	5,241,026
3,000,000	[1,2]	New York Life Global Funding, Floating Rate Note — Sr. Secured Note, 0.51%, 4/4/2014	3,001,270
1,500,000		Prudential Financial, Inc., 5.15%, 1/15/2013	1,558,242
Annual Shareholder Report

Principal Amount or Shares			Value
$1,700,000		Prudential Financial, Inc., Sr. Unsecd. Note, 3.625%, 9/17/2012	1,734,898
		TOTAL	11,535,436
		Financial Institution - Insurance - P&C – 0.3%
3,000,000		Berkshire Hathaway, Inc., Floating Rate Note — Sr. Note, (Series FRN), 0.99%, 8/15/2014	3,005,524
1,250,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.375%, 6/15/2012	1,287,873
		TOTAL	4,293,397
		Financial Institution - REITs – 0.7%
3,150,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2014	3,389,193
5,000,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.00%, 11/15/2013	5,228,865
1,000,000		Prologis, Conv. Bond, 2.25%, 4/1/2037	995,700
		TOTAL	9,613,758
		Technology – 2.6%
7,850,000		Cisco Systems, Inc., Floating Rate Note — Sr. Note, 0.50%, 3/14/2014	7,855,478
2,350,000		Credit Suisse, Zurich, Sr. Unsecd. Note, 3.45%, 7/2/2012	2,387,621
2,000,000		Hewlett-Packard Co., 4.25%, 2/24/2012	2,027,916
3,000,000		Hewlett-Packard Co., Floating Rate Note — Sr. Note, 0.37%, 9/13/2012	2,986,423
2,000,000		Hewlett-Packard Co., Note, 6.50%, 7/1/2012	2,079,736
12,000,000		Texas Instruments, Inc., Sr. Unsecd. Note, 1.375%, 5/15/2014	12,131,985
4,250,000		Xerox Corp., Floating Rate Note — Sr. Note, 1.11%, 5/16/2014	4,214,636
		TOTAL	33,683,795
		Transportation - Railroads – 0.2%
2,815,000		Union Pacific Corp., Sr. Unsecd. Note, 6.125%, 1/15/2012	2,856,421
		Transportation - Services – 0.4%
3,500,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Company Guarantee, 5.80%, 10/15/2012	3,665,906
2,000,000		Ryder System, Inc., Sr. Unsecd. Note, 3.60%, 3/1/2016	2,089,454
		TOTAL	5,755,360
		Utility - Electric – 2.3%
1,500,000		Consolidated Edison Co., Deb., 4.875%, 2/1/2013	1,577,151
2,000,000		Dominion Resources, Inc., Sr. Unsecd. Note, 5.70%, 9/17/2012	2,090,161
1,500,000	[1,2]	Electricite De France SA, 5.50%, 1/26/2014	1,602,290
2,000,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	2,123,564
2,500,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 3.15%, 7/15/2012	2,544,523
3,000,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 1.125%, 11/1/2013	3,007,956
Annual Shareholder Report

Principal Amount or Shares			Value
$1,750,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 2.625%, 9/16/2012	1,781,897
1,208,000		National Rural Utilities Cooperative Finance Corp., Note, (Series C), 7.25%, 3/1/2012	1,239,075
3,000,000		P G & E Corp., 5.75%, 4/1/2014	3,291,232
3,500,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.30%, 7/15/2013	3,742,234
3,000,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, (Series 144A), 3.90%, 5/1/2016	3,150,123
2,500,000		PSEG Power LLC, Company Guarantee, 2.50%, 4/15/2013	2,537,037
1,000,000		Public Service Electric & Gas Co., 1st Mtg. Bond, (Series G), 0.85%, 8/15/2014	994,345
		TOTAL	29,681,588
		Utility - Natural Gas Distributor – 0.8%
10,000,000		Sempra Energy, Floating Rate Note — Sr. Note, 1.01%, 3/15/2014	10,006,442
		Utility - Natural Gas Pipelines – 0.2%
1,945,000		Spectra Energy Capital LLC, Sr. Unsecd. Note, 5.668%, 8/15/2014	2,135,936
		TOTAL CORPORATE BONDS (IDENTIFIED COST $333,798,671)	339,553,492
		Mortgage-Backed Securities – 0.1%
		Federal National Mortgage Association – 0.1%
243,451		Federal National Mortgage Association, Pool 456622, 5.50%, 1/1/2014	263,973
764,995		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	848,786
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,053,031)	1,112,759
		Collateralized Mortgage Obligations – 16.6%
		Commercial Mortgage – 2.0%
8,250,000		Bank of America Commercial Mortgage, Inc. 2007-1, Class A3, 5.449%, 1/15/2049	8,503,975
4,250,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A2B, 5.205%, 12/11/2049	4,264,093
2,701,595	[1,2]	Commercial Mortgage Pass-Through Certificates 2010-C1, Class A1, 3.156%, 7/10/2046	2,730,675
2,963,779	[1,2]	DBUBS Mortgage Trust 2011-LC1A, Class A1, 3.742%, 11/10/2046	3,046,989
1,461,139	[1,2]	JP Morgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	1,505,387
3,603,696	[1,2]	Morgan Stanley Capital I 2011-C1, Class A1, 2.602%, 9/15/2047	3,662,835
2,500,000		Morgan Stanley Capital, Inc. 2007-T27, Class A2, 5.802%, 6/13/2042	2,529,304
		TOTAL	26,243,258
Annual Shareholder Report

Principal Amount or Shares			Value
		Federal Home Loan Mortgage Corporation – 4.4%
$7,089,027	[1,2]	Federal Home Loan Mortgage Corp. REMIC 1997F, 7.00%, 4/18/2029	7,132,743
278,801		Federal Home Loan Mortgage Corp. REMIC 2571 FB, 0.579%, 2/15/2018	280,053
8,449,646		Federal Home Loan Mortgage Corp. REMIC 2819 F, 0.629%, 6/15/2034	8,460,649
2,762,872		Federal Home Loan Mortgage Corp. REMIC 3152 WF, 0.689%, 2/15/2034	2,766,778
3,129,944		Federal Home Loan Mortgage Corp. REMIC 3153 FJ, 0.609%, 5/15/2036	3,131,660
3,448,038		Federal Home Loan Mortgage Corp. REMIC 3156 HF, 0.714%, 8/15/2035	3,453,356
1,264,832		Federal Home Loan Mortgage Corp. REMIC 3191 FE, 0.629%, 7/15/2036	1,264,576
5,950,041		Federal Home Loan Mortgage Corp. REMIC 3211 FN, 0.529%, 9/15/2036	5,930,538
7,159,326		Federal Home Loan Mortgage Corp. REMIC 3317 F, 0.629%, 7/15/2036	7,151,689
6,617,917		Federal Home Loan Mortgage Corp. REMIC 3387 PF, 0.649%, 11/15/2037	6,634,680
2,773,780		Federal Home Loan Mortgage Corp. REMIC 3542 NF, 0.979%, 7/15/2036	2,799,387
3,478,651		Federal Home Loan Mortgage Corp. REMIC 3556 FA, 1.139%, 7/15/2037	3,537,880
4,838,839		Federal Home Loan Mortgage Corp. REMIC K701 A1, 2.776%, 6/25/2017	5,028,183
		TOTAL	57,572,172
		Federal National Mortgage Association – 3.2%
1,426,693		Federal National Mortgage Association REMIC 2002-77 FA, 1.230%, 12/18/2032	1,452,169
4,114,748		Federal National Mortgage Association REMIC 2006-44 FK, 0.665%, 6/25/2036	4,118,157
3,290,563		Federal National Mortgage Association REMIC 2006-79 DF, 0.585%, 8/25/2036	3,286,675
5,846,484		Federal National Mortgage Association REMIC 2006-81 FB, 0.585%, 9/25/2036	5,840,272
4,141,905		Federal National Mortgage Association REMIC 2006-119 CF, 0.535%, 12/25/2036	4,130,334
4,460,403		Federal National Mortgage Association REMIC 2006-W1 2AF1, 0.455%, 2/25/2046	4,415,003
3,923,658		Federal National Mortgage Association REMIC 2007-88 FY, 0.695%, 9/25/2037	3,923,641
3,510,370		Federal National Mortgage Association REMIC 2007-97 FE, 0.685%, 7/25/2037	3,519,449
Annual Shareholder Report

Principal Amount or Shares			Value
$2,777,913		Federal National Mortgage Association REMIC 2008-69 FB, 1.235%, 6/25/2037	2,834,197
3,411,330		Federal National Mortgage Association REMIC 2009-42 FG, 1.035%, 5/25/2039	3,443,797
978,126		Federal National Mortgage Association REMIC 2009-63 FB, 0.735%, 8/25/2039	982,284
3,965,379		Federal National Mortgage Association REMIC 2009-69 F, 1.085%, 4/25/2037	4,023,674
		TOTAL	41,969,652
		Government Agency – 1.0%
10,044,155		NCUA Guaranteed Notes 2011-C1, Class 2A, 0.754%, 3/9/2021	10,069,266
2,764,464		NCUA Guaranteed Notes 2011-R1, Class 1A, 0.674%, 1/8/2020	2,767,919
		TOTAL	12,837,185
		Non-Agency Mortgage – 6.0%
12,107,712	[1,2]	Arran Residential Mortgages Funding (Series 2011-1A), Class A1C, 1.496%, 11/19/2047	12,087,539
42,323		Bank of America Mortgage Securities 2003-A, Class 1A1, 2.747%, 2/25/2033	34,111
402,466	[1]	C-BASS ABS LLC Class B1, 6.629%, 2/3/2029	128,286
956,248		Chaseflex Trust 2006-1, Class A2A, 5.935%, 6/25/2036	925,195
1,000,891		Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 0.781%, 11/20/2035	42,645
1,207,451		Countrywide Home Loans 2006-OA5, Class 2A3, 0.605%, 4/25/2046	68,869
719,261		Crusade Global Trust 2005-1, Class A1, 0.410%, 6/17/2037	691,588
7,500,000	[1,2]	Fosse Master Issuer PLC 2011-1A, Class A2, 1.619%, 10/18/2054	7,477,460
14,000,000	[1,2]	Holmes Master Issuer PLC 2010-1A, Class A2, 1.649%, 10/15/2054	13,984,018
2,000,000	[1,2]	Holmes Master Issuer PLC 2011-1A, Class A2, 1.599%, 10/15/2054	1,994,477
613,456		Impac CMB Trust 2004-7, Class 1A2, 1.155%, 11/25/2034	429,587
815,022		Impac CMB Trust 2004-9, Class 1A2, 1.115%, 1/25/2035	225,748
4,000,000		Indymac Index Mortgage Loan Trust 2007-FLX1, Class A4, 0.505%, 2/25/2037	497,050
2,748,914		Mellon Residential Funding Corp. 2001-TBC1, Class A1, 0.929%, 11/15/2031	2,444,078
8,250,000	[1,2]	Permanent Master Issuer PLC 2010-1, Class 1A, 1.399%, 7/15/2042	8,225,310
8,000,000	[1,2]	Permanent Master Issuer PLC 2011-1A, Class 1A1, 1.669%, 7/15/2042	7,954,878
1,379,083		Residential Funding Mortgage Securities I 2005-S6, Class A1, 5.00%, 8/25/2035	1,377,196
3,302,071		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	3,303,622
3,000,000		Sequoia Mortgage Trust 2011-2, Class A1, 3.90%, 9/25/2041	2,999,988
12,000,000	[1,2]	Silverstone Master Issuer 2010-1A, Class A1, 1.652%, 1/21/2055	11,970,732
Annual Shareholder Report

Principal Amount or Shares			Value
$1,565,357		Washington Mutual 2006-AR1, Class 2A1B, 1.312%, 1/25/2046	924,904
2,175,760		Washington Mutual 2006-AR15, Class 1A, 1.082%, 11/25/2046	1,264,535
1,136,514		Washington Mutual 2006-AR17, Class 1A, 1.062%, 12/25/2046	631,581
236,017		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 3.337%, 7/25/2034	213,006
		TOTAL	79,896,403
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $226,953,423)	218,518,670
		MUTUAL FUNDS – 10.1%[4]
969,966		Emerging Markets Fixed Income Core Fund	27,219,901
2,819,175		Federated Bank Loan Core Fund	27,402,386
704,277		Federated Mortgage Core Portfolio	7,197,710
50,009,878	[5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.17%	50,009,878
587,548		Federated Project and Trade Finance Core Fund	5,940,112
2,592,327		High Yield Bond Portfolio	15,813,194
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $130,857,421)	133,583,181
		TOTAL INVESTMENTS — 99.0% (IDENTIFIED COST $1,303,471,702)[6]	1,303,676,139
		OTHER ASSETS AND LIABILITIES - NET — 1.0%[7]	13,007,283
		TOTAL NET ASSETS — 100%	$1,316,683,422

At September 30, 2011, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[8] United States Treasury Notes 2-Year Short Futures	500	$110,101,563	December 2011	$116,785

Annual Shareholder Report

At September 30, 2011, the Fund had the following open swap contracts:

Credit Default Swap Counterparty	UBS AG, Stamford	Goldman Sachs and Co.	Goldman Sachs and Co.
Reference Entity	CDX Index EM Series 16	Series 15 Leveraged Loan	Series 16 High Yield CDX Index
Buy/Sell	Buy	Buy	Buy
Pay/Receive Fixed Rate	5.00%	2.50%	5.00%
Expiration Date	12/20/2016	12/20/2015	6/20/2016
Implied Credit Spread at 9/30/2011[9]	6.47%	2.81%	5.30%
Notional Amount	$15,000,000	$13,000,000	$13,000,000
Market Value	$(885,893)	$603,958	$1,203,931
Upfront Premiums Paid (Received)	$(1,327,500)	$487,500	$1,056,250
Unrealized Appreciation	$441,607	$116,458	$147,681

Unrealized Appreciation on Futures Contracts and Swap Contracts is included in “Other Assets and Liabilities — Net.”

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2011, these restricted securities amounted to $394,057,359, which represented 29.9% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At September 30, 2011, these liquid restricted securities amounted to $393,913,277, which represented 29.9% of total net assets.
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
4	Affiliated holdings.
5	7-Day net yield.
6	The cost of investments for federal tax purposes amounts to $1,302,215,521
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
8	Non-income producing security.
9	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2011.

Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds[2]	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$ —	$11,910,230	$ —	$11,910,230
Asset-Backed Securities	—	598,982,011	15,796	598,997,807
Corporate Bonds	—	339,553,492	—	339,553,492
Mortgage-Backed Securities	—	1,112,759	—	1,112,759
Collateralized Mortgage Obligations	—	218,518,670	—	218,518,670
Mutual Funds	127,643,069	5,940,112[1]	—	133,583,181
TOTAL SECURITIES	$127,643,069	$1,176,017,274	$15,796	$1,303,676,139
OTHER FINANCIAL INSTRUMENTS[3]	$116,785	$921,996	$ —	$1,038,781
1	Includes $10,340,457 of securities transferred from Level 1 to Level 2 because the Adviser determined that this security more appropriately meets the definition of Level 2. Transfers shown represent the value of the security at the beginning of the period.
2	Emerging Markets Fixed Income Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
3	Other financial instruments include futures contracts and swap contracts.

Annual Shareholder Report

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Debt Securities
Balance as of October 1, 2010	$13,688
Change in unrealized appreciation (depreciation)	2,108
Balance as of September 30, 2011	15,796
The total change in unrealized appreciation/depreciation included in the Statement of Operations attributable to investments still held at September 30, 2011.	$2,108

The following acronyms are used throughout this portfolio:

ARM	— Adjustable Rate Mortgage
FNMA	— Federal National Mortgage Association
MTN	— Medium Term Note
NIM	— Net Interest Margin
OPT	— Option
REITs	— Real Estate Investment Trusts
REMIC	— Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended September 30	2011	2010[1]	2009	2008	2007
Net Asset Value, Beginning of Period	$9.22	$9.06	$8.83	$9.30	$9.36
Income From Investment Operations:
Net investment income	0.14[2]	0.16[2]	0.22[2]	0.33[2]	0.40[2]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.08)	0.15	0.24	(0.47)	(0.06)
TOTAL FROM INVESTMENT OPERATIONS	0.06	0.31	0.46	(0.14)	0.34
Less Distributions:
Distributions from net investment income	(0.13)	(0.15)	(0.23)	(0.33)	(0.40)
Net Asset Value, End of Period	$9.15	$9.22	$9.06	$8.83	$9.30
Total Return[3]	0.67%	3.49%	5.35%	(1.57)%	3.64%
Ratios to Average Net Assets:
Net expenses	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income	1.48%	1.73%	2.49%	3.58%	4.22%
Expense waiver/reimbursement[4]	0.40%	0.41%	0.43%	0.44%	0.43%
Supplemental Data:
Net assets, end of period (000 omitted)	$377,029	$288,744	$107,568	$31,979	$46,749
Portfolio turnover	38%	34%	41%	64%	32%
1	Beginning with the year ended September 30, 2010, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended September 30	2011	2010[1]	2009	2008	2007
Net Asset Value, Beginning of Period	$9.22	$9.06	$8.83	$9.30	$9.36
Income From Investment Operations:
Net investment income	0.19[2]	0.21[2]	0.28[2]	0.38[2]	0.45[2]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.08)	0.15	0.23	(0.47)	(0.06)
TOTAL FROM INVESTMENT OPERATIONS	0.11	0.36	0.51	(0.09)	0.39
Less Distributions:
Distributions from net investment income	(0.18)	(0.20)	(0.28)	(0.38)	(0.45)
Net Asset Value, End of Period	$9.15	$9.22	$9.06	$8.83	$9.30
Total Return[3]	1.23%	4.05%	5.93%	(1.03)%	4.20%
Ratios to Average Net Assets:
Net expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	2.04%	2.27%	3.22%	4.13%	4.80%
Expense waiver/reimbursement[4]	0.40%	0.41%	0.43%	0.44%	0.43%
Supplemental Data:
Net assets, end of period (000 omitted)	$818,994	$570,477	$233,255	$189,261	$231,255
Portfolio turnover	38%	34%	41%	64%	32%
1	Beginning with the year ended September 30, 2010, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights – Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended September 30	2011	2010[1]	2009	2008	2007
Net Asset Value, Beginning of Period	$9.22	$9.06	$8.83	$9.30	$9.36
Income From Investment Operations:
Net investment income	0.14[2]	0.17[2]	0.23[2]	0.31[2]	0.41[2]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.07)	0.15	0.24	(0.44)	(0.06)
TOTAL FROM INVESTMENT OPERATIONS	0.07	0.32	0.47	(0.13)	0.35
Less Distributions:
Distributions from net investment income	(0.14)	(0.16)	(0.24)	(0.34)	(0.41)
Net Asset Value, End of Period	$9.15	$9.22	$9.06	$8.83	$9.30
Total Return[3]	0.77%	3.59%	5.45%	(1.46)%	3.75%
Ratios to Average Net Assets:
Net expenses	0.80%	0.80%	0.80%	0.79%	0.79%
Net investment income	1.55%	1.83%	2.65%	3.46%	4.33%
Expense waiver/reimbursement[4]	0.44%	0.46%	0.48%	0.49%	0.48%
Supplemental Data:
Net assets, end of period (000 omitted)	$120,661	$502,459	$380,697	$169,217	$82,276
Portfolio turnover	38%	34%	41%	64%	32%
1	Beginning with the year ended September 30, 2010, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Assets and Liabilities

September 30, 2011

Assets:
Total investments in securities, at value including $133,583,181 of investments in affiliated holdings (Note 5) (identified cost $1,303,471,702)		$1,303,676,139
Cash denominated in foreign currencies (identified cost $14,774)		13,746
Restricted cash (Note 2)		1,190,000
Income receivable		4,131,568
Swaps, at value (premium paid $216,250)		921,996
Receivable for investments sold		828,491
Receivable for shares sold		10,380,686
TOTAL ASSETS		1,321,142,626
Liabilities:
Payable for investments purchased	$478,472
Payable for shares redeemed	2,994,672
Bank overdraft	18,977
Income distribution payable	447,033
Payable for periodic payments on swap contracts	52,708
Payable for distribution services fee (Note 5)	120,585
Payable for shareholder services fee (Note 5)	111,808
Accrued expenses	234,949
TOTAL LIABILITIES		4,459,204
Net assets for 143,890,380 shares outstanding		$1,316,683,422
Net Assets Consist of:
Paid-in capital		$1,368,873,542
Net unrealized appreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency		1,025,940
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions		(53,261,820)
Undistributed net investment income		45,760
TOTAL NET ASSETS		$1,316,683,422
Annual Shareholder Report

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($377,029,266 ÷ 41,215,459 shares outstanding), $0.001 par value, 2,000,000,000 shares authorized	$9.15
Offering price per share (100/98.00 of $9.15)	$9.34
Redemption proceeds per share	$9.15
Institutional Shares:
Net asset value per share ($818,993,595 ÷ 89,488,660 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.15
Offering price per share	$9.15
Redemption proceeds per share	$9.15
Service Shares:
Net asset value per share ($120,660,561 ÷ 13,186,261 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.15
Offering price per share	$9.15
Redemption proceeds per share	$9.15

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Operations

Year Ended September 30, 2011

Investment Income:
Interest		$27,165,742
Dividends received from affiliated holdings (Note 5)		4,522,787
Investment income allocated from affiliated partnership (Note 5)		2,102,258
TOTAL INCOME		33,790,787
Expenses:
Investment adviser fee (Note 5)	$8,518,536
Administrative fee (Note 5)	1,109,185
Custodian fees	59,443
Transfer and dividend disbursing agent fees and expenses	461,804
Directors'/Trustees' fees	9,168
Auditing fees	23,000
Legal fees	6,141
Portfolio accounting fees	205,205
Distribution services fee (Note 5)	1,912,501
Shareholder services fee (Note 5)	1,703,628
Account administration fee (Note 2)	26,788
Share registration costs	137,091
Printing and postage	66,868
Insurance premiums	6,840
Taxes	121,789
Miscellaneous	5,610
TOTAL EXPENSES	14,373,597
Annual Shareholder Report

Statement of Operations — continued
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(5,663,216)
Waiver of administrative fee	(28,750)
Waiver of distribution services fee	(170,335)
TOTAL WAIVERS AND REIMBURSEMENT		$(5,862,301)
Net expenses			$8,511,296
Net investment income			25,279,491
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (includes realized gain of $71,818 on sales of investments in affiliated holdings) (Note 5))			4,517,967
Net realized loss on futures contracts			(3,435,841)
Net realized loss on swap contracts			(416,250)
Net realized gain on investments and foreign currency transaction allocated from affiliated partnership (Note 5)			105,123
Realized gain distribution from affiliated investment company shares			11,602
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(12,171,673)
Net change in unrealized depreciation of futures contracts			211,036
Net change in unrealized depreciation of swap contracts			705,746
Net realized and unrealized loss on investments, futures contracts, swap contracts and foreign currency transactions			(10,472,290)
Change in net assets resulting from operations			$14,807,201

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended September 30	2011	2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$25,279,491	$20,735,519
Net realized gain on investments including allocation from affiliated partnership, futures contracts, swap contracts and foreign currency transactions	782,601	228,344
Net change in unrealized appreciation/depreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency	(11,254,891)	17,184,721
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	14,807,201	38,148,584
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(4,753,364)	(3,091,080)
Institutional Shares	(14,265,770)	(9,305,924)
Service Shares	(5,592,245)	(7,693,626)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(24,611,379)	(20,090,630)
Share Transactions:
Proceeds from sale of shares	1,462,840,591	1,205,569,698
Net asset value of shares issued to shareholders in payment of distributions declared	18,505,157	16,564,248
Cost of shares redeemed	(1,516,537,893)	(600,032,435)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(35,192,145)	622,101,511
Change in net assets	(44,996,323)	640,159,465
Net Assets:
Beginning of period	1,361,679,745	721,520,280
End of period (including undistributed (distributions in excess of) net investment income of $45,760 and $(59,468), respectively)	$1,316,683,422	$1,361,679,745

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Notes to Financial Statements

September 30, 2011

1. ORGANIZATION

Federated Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Ultrashort Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Institutional Shares and Service Shares (formerly, Institutional Service Shares). All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return consistent with current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

Annual Shareholder Report

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Annual Shareholder Report

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury-Inflation Protected Securities (TIPS) are included in interest income. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Institutional Shares and Service Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the year ended September 30, 2011, account administration fees for the Fund were as follows:

Account Administration Fees Incurred
Service Shares	$26,788
Annual Shareholder Report

The Fund may also invest in Emerging Markets Fixed Income Core Fund (EMCORE) a portfolio of Federated Core Trust II, L.P., which is a limited partnership established under the laws of the state of Delaware. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended September 30, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2011, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund enters into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for Annual Shareholder Report the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in swaps, at value on the Statement of Assets and Liabilities, and periodic payments are reported as Net realized gain (loss) on swap contracts in the Statement of Operations.

Swap contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

The average notional amount of Credit Default Swaps held by the Fund throughout the period was $5,153,846. This is based on amounts held as of each month-end throughout the fiscal period.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage duration and cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

The average notional amount of long and short Futures contracts held by the Fund throughout the period was $0 and $102,132,873, respectively. This is based on amounts held as of each month-end throughout the fiscal period.

Foreign Exchange Contracts

The Fund enters into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund also enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, Annual Shareholder Report whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At September 30, 2011, the Fund had no outstanding foreign exchange contracts.

The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,523 and $91,765, respectively. This is based on the contracts held as of each month-end throughout the fiscal period.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of September 30, 2011, the Fund had no outstanding securities on loan.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid Annual Shareholder Report under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at September 30, 2011, is as follows:

Security	Acquisition Date	Cost	Market Value
C-BASS ABS LLC 1999-3, Class B1, 6.629%, 2/3/2029	7/9/1999	$329,456	$128,286
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	$108,887	$15,796
Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	1/26/2007	$2,526,832	$0

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	— **	$116,785*	—	$ —
Credit contracts	—	$ —	Payable for Periodic payments from swap contracts	$52,708
Credit contracts	Swaps, at value	$921,996
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$1,038,781		$52,708
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments.

**As of September 30, 2011, there was not a receivable or payable for daily variation margin on futures contracts.

Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended September 30, 2011

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Forward Currency Contracts	Total
Interest rate contracts	$ —	$(3,435,841)	$ —	$(3,435,841)
Foreign exchange contracts	$ —	$ —	$6,946	$6,946
Credit contracts	$(416,250)	$ —	$ —	$(416,250)
TOTAL	$(416,250)	$(3,435,841)	$6,946	$(3,845,145)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Forward Currency Contracts	Total
Interest rate contracts	$ —	$211,036	$ —	$211,036
Foreign exchange contracts	$ —	$ —	$(177,581)	$(177,581)
Credit contracts	$705,746	$ —	$ —	$705,746
TOTAL	$705,746	$211,036	$(177,581)	$739,201

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

Year Ended September 30	2011		2010
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	41,478,770	$381,972,192	34,166,944	$312,810,801
Shares issued to shareholders in payment of distributions declared	489,490	4,507,644	315,554	2,891,225
Shares redeemed	(32,064,508)	(295,367,094)	(15,048,934)	(137,748,804)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	9,903,752	$91,112,742	19,433,564	$177,953,222
Annual Shareholder Report

Year Ended September 30	2011		2010
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	96,989,626	$892,795,335	53,770,803	$491,828,071
Shares issued to shareholders in payment of distributions declared	946,858	8,718,666	679,954	6,229,586
Shares redeemed	(70,313,757)	(646,853,621)	(18,341,324)	(168,002,079)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	27,622,727	$254,660,380	36,109,433	$330,055,578
Year Ended September 30	2011		2010
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	20,411,418	$188,073,064	43,863,393	$400,930,826
Shares issued to shareholders in payment of distributions declared	572,875	5,278,847	813,033	7,443,437
Shares redeemed	(62,287,799)	(574,317,178)	(32,228,742)	(294,281,552)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(41,303,506)	$(380,965,267)	12,447,684	$114,092,711
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(3,777,027)	$(35,192,145)	67,990,681	$622,101,511

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments relating to expiration of capital loss carryforwards, reclass of foreign exchange gains and losses, partnership income reclassifications, income reclassifications, swap income reclassification and discount accretion/premium amortization on debt securities.

For the year ended September 30, 2011, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(35,043,462)	$(562,884)	$35,606,346

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2011 and 2010, was as follows:

	2011	2010
Ordinary income	$24,611,379	$20,090,630

Annual Shareholder Report

As of September 30, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income	$754,870
Net unrealized appreciation	$1,459,590
Capital loss carryforwards and deferrals	$(54,404,580)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales, partnership income and discount accretion/premium amortization on debt securities.

At September 30, 2011, the cost of investments for federal tax purposes was $1,302,215,521. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from outstanding foreign currency commitments, futures contracts and swap contracts was $1,460,618. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $18,255,775 and net unrealized depreciation from investments for those securities having an excess of cost over value of $16,795,157.

At September 30, 2011, the Fund had a capital loss carryforward of $54,401,216 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2012	$14,355,275
2013	$23,192,477
2014	$7,195,870
2015	$2,881,559
2016	$2,623,709
2017	$3,321,296
2018	$831,030

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The Fund used capital loss carryforwards of $967,300 to offset taxable capital gains realized during the year ended September 30, 2011

Capital loss carryforwards of $35,043,462 expired during the year ended September 30, 2011.

Annual Shareholder Report

Under current tax regulations, capital losses on securities transactions realized after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. As of the year ended September 30, 2011, for federal income tax purposes, post October losses of $3,364 were deferred to November 1, 2011.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2011, the Adviser waived $5,476,902 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $28,750 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.30%
Service Shares	0.25%

Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2011, distribution services fees for the Fund were as follows:

	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$1,000,025	$(400)
Service Shares	912,476	(169,935)
TOTAL	$1,912,501	$(170,335)

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended September 30, 2011, FSC retained $1,403,092 of fees paid by the Fund.

Sales Charges

Front-end sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended September 30, 2011, FSC did not retain any sales charge from the sale of Class A Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Institutional Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. This waiver can be modified or terminated at any time. For the year ended September 30, 2011, Service Fees for the Fund were as follows:

Service Fees Incurred
Class A Shares	$830,028
Service Shares	873,600
TOTAL	$1,703,628

For the year ended September 30, 2011, FSSC received $2,693 of fees paid by the Fund. For the year ended September 30, 2011, the Fund's Institutional Shares did not incur Service Fees.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.90%, 0.35%, and 0.80% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.

Annual Shareholder Report

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended September 30, 2011, the Adviser reimbursed $186,314. Transactions involving the affiliated holdings during the year ended September 30, 2011, were as follows:

	Emerging Markets Fixed Income Core Fund	Federated Bank Loan Core Fund	Federated Mortgage Core Portfolio	Federated Prime Value Obligations Fund, Institutional Shares	Federated Project and Trade Finance Core Fund	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 9/30/2010	921,057	2,700,672	2,110,054	215,962,023	1,039,242	2,036,629	224,769,677
Purchases/Additions	253,106	118,503	72,056	1,018,920,730	47,308	1,350,611	1,020,762,314
Sales/ Reductions	204,197	—	1,477,833	1,184,872,875	499,002	794,913	1,187,848,820
Balance of Shares Held 9/30/2011	969,966	2,819,175	704,277	50,009,878	587,548	2,592,327	57,683,171
Value	$27,219,901	$27,402,386	$7,197,710	$50,009,878	$5,940,112	$15,813,194	$133,583,181
Dividend Income/ Allocated Investment Income	$2,102,258	$1,190,677	$727,821	$319,801	$460,836	$1,823,652	$6,625,045
Capital Gain Distributions/ Allocated Net Realized Gain (Loss)	$105,123	$ —	$ —	$ —	$11,602	$ —	$116,725

Annual Shareholder Report

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended September 30, 2011, were as follows:

Purchases	$642,557,562
Sales	$392,276,600

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of September 30, 2011, there were no outstanding loans. During the year ended September 30, 2011, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2011, there were no outstanding loans. During the year ended September 30, 2011, the program was not utilized.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. At this time, management is evaluating the implications of adopting ASU No. 2011-03 and its impact on the Fund's financial statements and the accompanying notes, net assets and results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. At this time, management is evaluating the implications of adopting ASU No. 2011-04 and its impact on the Fund's financial statements and the accompanying notes.

Annual Shareholder Report

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF Directors OF THE Federated total return series inc. AND SHAREHOLDERS OF federated ultrashort bond fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Ultrashort Bond Fund (the “Fund”), a portfolio of Federated Total Return Series Inc. as of September 30, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented prior to October 1, 2009, were audited by other independent registered public accountants whose report thereon dated November 24, 2009, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2011, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Ultrashort Bond Fund as of September 30, 2011, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
November 22, 2011

Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2011 to September 30, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 4/1/2011	Ending Account Value 9/30/2011	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,000.70	$4.51
Institutional Shares	$1,000	$1,003.40	$1.76
Service Shares	$1,000	$1,001.20	$4.01
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.56	$4.56
Institutional Shares	$1,000	$1,023.31	$1.78
Service Shares	$1,000	$1,021.06	$4.05
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.90%
Institutional Shares	0.35%
Service Shares	0.80%
Annual Shareholder Report

Board of Directors and Corporation Officers

The Board of Directors is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Director and the senior officers of the Fund. Where required, the tables separately list Directors who are “interested persons” of the Fund (i.e., “Interested” Directors) and those who are not (i.e., “Independent” Directors). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Directors listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2010, the Corporation comprised three portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Director oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

Interested DIRECTORS Background

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Director Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.

Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Director Began serving: March 1995	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT DIRECTORS Background

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Director Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.

Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).

Previous Position: Partner, Andersen Worldwide SC.

Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Director Began serving: April 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Director Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.

Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County.

Previous Position: Pennsylvania Superior Court Judge.

Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Director Began serving: October 1993	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Qualifications: Business management, mutual fund services and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Director Began serving: April 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).

Qualifications: Banking, business management, education and director experience.
R. James Nicholson Birth Date: February 4, 1938 Director Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund, both charitable non-profit organizations.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Qualifications: Legal, government, business management and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Director Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).

Qualifications: Business management, mutual fund, director and investment experience.
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Director Began serving: April 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Director Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Director, Alleghany Corporation; Trustee, Wheeling Jesuit University; Director, Liberty Tire Recycling.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

Qualifications: Business management, education and director experience.

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: November 1993	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: January 2006	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Joseph M. Balestrino is Vice President of the Corporation. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino has received the Chartered Financial Analyst designation and holds a Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2011

federated ultrashort bond fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Annual Shareholder Report

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes Annual Shareholder Report were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Ultrashort Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428Q762
Cusip 31428Q747
Cusip 31428Q754

29291 (11/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Nicholas P. Constantakis, Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2011 - $78,400

Fiscal year ended 2010 - $71,400

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2011 - $24

Fiscal year ended 2010 - $93

Travel to Audit Committee Meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $1,309 and $0 respectively. Fiscal year ended 2011- Audit consent issued for N-14 merger document.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2011 - $0

Fiscal year ended 2010 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2011 - $0

Fiscal year ended 2010 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1) The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2) Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3) Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2011 – 0%

Fiscal year ended 2010 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2011 – 0%

Fiscal year ended 2010 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2011 – 0%

Fiscal year ended 2010 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f) NA

(g) Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2011- $371,886

Fiscal year ended 2010- $417,952

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Annual Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Total Return Series, Inc.

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date November 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date November 17, 2011

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date November 17, 2011